UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

                            The GNMA Fund Investment
                           Accumulation Program, Inc.

                                     [LOGO]

                                  Annual Report
                                December 31, 2005

The GNMA Fund Investment Accumulation Program, Inc.
December 31, 2005--Annual Report

To Our Shareholders:

      We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the year ended December 31, 2005.

      During the year, the Program generated net investment income of 4.72% as an annualized percentage of average net assets and paid dividends of $.98 per share.

      During the year ended December 31, 2005, the yield on 30-year Treasury securities fluctuated from a high of 4.91% in March to a low of 4.19% in June. GNMA current coupons purchased for the Program fluctuated between 5% and 5.50% during the year. Principal paydowns of the GNMA pools held in the Program averaged $3.0 million per month. Purchases of Program shares averaged $13,000 per month and redemptions averaged $1.3 million per month.

      Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in short-term U.S. Treasury bills. This contributed $54,766 of income to the Program.

      The Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend. Thank you for your investment in The GNMA Fund Investment Accumulation Program, Inc.

                                                         Sincerely,


                                                         /s/ Robert C. Doll, Jr.

                                                         Robert C. Doll, Jr.
                                                         President and Director

The GNMA Fund Investment Accumulation Program, Inc.
Availability of Quarterly Schedule of Investments

The Program files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC'') for the first and third quarters of each fiscal year on Form N-Q. The Program's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Program's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The GNMA Fund Investment Accumulation Program, Inc.
About Fund Performance

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Recent Performance Results

                                                               6-Month         12-Month      Standardized
As of December 31, 2005                                     Total Return     Total Return    30-Day Yield
=========================================================================================================
The GNMA Fund Investment Accumulation Program, Inc.*            +0.79%          +2.96%          4.69%
---------------------------------------------------------------------------------------------------------
Citigroup 30-Year GNMA Index**                                  +1.20           +3.40             --
---------------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index is a market capitalization-weighted index, which consists of GNMA 30-year mortgage-backed securities with remaining maturities of 30 years or less.

The GNMA Fund Investment Accumulation Program, Inc.
Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in The GNMA Fund Investment Accumulation Program, Inc. compared to growth of an investment in the Citigroup 30-Year GNMA. Values are from December 1995 to December 2005.

                             The GNMA Fund
                                Investment                             Citigroup
                              Accumulation                               30-Year
                            Program, Inc.+                                GNMA++
12/95                              $10,000                               $10,000
12/96                              $10,439                               $10,562
12/97                              $11,396                               $11,553
12/98                              $12,194                               $12,342
12/99                              $12,269                               $12,587
12/00                              $13,615                               $14,000
12/01                              $14,643                               $15,155
12/02                              $15,976                               $16,476
12/03                              $16,352                               $16,970
12/04                              $17,084                               $17,743
12/05                              $17,590                               $18,346

+ Assuming transaction costs and other operating expenses, including advisory fees and reimbursement of all expenses. The GNMA Fund Investment Accumulation Program, Inc. invests primarily in mortgage-backed debt securities guaranteed by the Government National Mortgage Association.
++ This unmanaged Index is a market capitalization-weighted index, which consists of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

      Past performance is not predictive of future results.

The GNMA Fund Investment Accumulation Program, Inc.
Average Annual Total Return

Period Covered                                                            Return
================================================================================
One Year Ended 12/31/05                                                   +2.96%
--------------------------------------------------------------------------------
Five Years Ended 12/31/05                                                 +5.26
--------------------------------------------------------------------------------
Ten Years Ended 12/31/05                                                  +5.81
--------------------------------------------------------------------------------

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Expenses

Shareholders of this fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2005 and held through December 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                     Expenses Paid
                                                              Beginning            Ending         During the Period*
                                                            Account Value      Account Value        July 1, 2005 to
                                                            July 1, 2005     December 31, 2005     December 31, 2005
--------------------------------------------------------------------------------------------------------------------
Actual
--------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.            $1,000             $1,007.90              $2.20
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
--------------------------------------------------------------------------------------------------------------------
The GNMA Fund Investment Accumulation Program, Inc.            $1,000             $1,023.31              $2.22
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Program's annualized expense ratio of .43%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

The GNMA Fund Investment Accumulation Program, Inc.
Portfolio Information as of December 31, 2005

                                                                       Percent
                                                                      of Total
Asset Mix                                                            Investments
================================================================================
Ginnie Mae MBS Certificates .......................................     98.9%
Other* ............................................................      1.1
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments
As of December 31, 2005

                                                                 Face        Interest           Maturity
                                    Issue                       Amount         Rate              Date(s)                    Value
                                    -----                       ------       -------            --------                    -----
Government Agency          Ginnie Mae MBS Certificates        $59,161,567      5.00%      11/15/2032--10/15/2035       $ 58,455,091
Mortgage-Backed                                                41,376,313      5.50        3/15/2032--1/15/2036          41,682,509
Obligations*--99.2%                                            12,437,451      6.00       11/15/2023--12/15/2032         12,751,118
                                                                7,079,163      6.50        5/15/2023--4/15/2032           7,408,365
                                                                5,572,204      7.00       3/15/2022--12/15/2030           5,864,596
                                                                2,244,192      7.50        2/15/2022--9/15/2030           2,372,011
                                                                  935,433      8.00        3/15/2017--5/15/2030           1,001,851
                                                                  468,704      8.50        6/15/2016--2/15/2025             508,617
                                                                  357,151      9.00       4/15/2016--10/15/2021             387,315
                                                                  552,673      9.50       10/15/2009--11/15/2020            607,073
                                                                  327,600     10.00        2/15/2016--6/15/2018             364,461
                                                                  113,161     11.50       4/15/2013--12/15/2015             124,824
                                                                   50,957     12.00        2/15/2013--6/15/2015              57,502
                                                                    1,953     13.50             5/15/2011                     2,189
                                                                   14,132     14.50             4/15/2013                    16,117
                                                                   73,963     15.00             6/15/2013                    84,917
                                                                   25,540     16.00        3/15/2012--4/15/2012              29,403
                                                                   86,755     17.00       11/15/2011--12/15/2011            100,410
-----------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Obligations (Cost--$131,307,309)--99.2% ................................        131,818,369
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government            U.S. Treasury Bills                  1,500,000         4.11          1/17/2006                 1,497,603
Obligations**--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$1,497,603)--1.1% ...........................................................          1,497,603
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$132,804,912***)--100.3% ..............................................................        133,315,972

Liabilities in Excess of Other Assets--(0.3%) ..................................................................           (456,853)
                                                                                                                       ------------
Net Assets--100.0% .............................................................................................       $132,859,119
                                                                                                                       ============

* Mortgage-Backed & Asset-Backed Obligations are subject to accelerated principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $132,804,912
                                                                   ============

      Gross unrealized appreciation ............................   $  1,536,428
      Gross unrealized depreciation ............................     (1,025,368)
                                                                   ------------
      Net unrealized appreciation ..............................   $    511,060
                                                                   ============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Assets, Liabilities and Capital
As of December 31, 2005

Assets:
   Investments in unaffiliated securities, at value
      (identified cost--$132,804,912) ....................................                       $133,315,972
   Cash ..................................................................                          2,146,823
   Interest receivable ...................................................                            643,706
   Prepaid expenses ......................................................                              3,587
                                                                                                 ------------
   Total assets ..........................................................                        136,110,088
                                                                                                 ------------
Liabilities:
   Payables:
      Securities purchased ...............................................      $ 3,012,488
      Capital shares redeemed ............................................           34,791
      Administration fees ................................................           21,075
      Other affiliates ...................................................            1,440         3,069,794
                                                                                -----------
   Accrued expenses and other liabilities ................................                            181,175
                                                                                                 ------------
   Total liabilities .....................................................                          3,250,969
                                                                                                 ------------
Net Assets:
   Net Assets ............................................................                       $132,859,119
                                                                                                 ============
Capital:
   Common Stock, $.01 par value, 25,000,000 shares authorized ............                       $     64,377
   Paid-in capital in excess of par ......................................                        132,453,863
   Undistributed investment income--net ..................................      $   109,649
   Accumulated realized capital losses--net ..............................         (279,830)
   Unrealized appreciation--net ..........................................          511,060
                                                                                -----------
   Total accumulated earnings--net .......................................                            340,879
                                                                                                 ------------
   Total capital--Equivalent to $20.64 per share based on 6,437,728 shares
      of capital stock outstanding .......................................                       $132,859,119
                                                                                                 ============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Operations
For the Year Ended December 31, 2005

Investment Income:
   Interest ..............................................................                       $  7,294,292

Expenses:
   Administration fees ...................................................      $   277,187
   Transfer agent fees ...................................................          264,978
   Accounting services ...................................................           69,653
   Pricing services ......................................................           57,529
   Professional fees .....................................................           32,599
   Printing and shareholder reports ......................................           29,256
   Directors' fees and expenses ..........................................           11,744
   Registration fees .....................................................            5,400
   Other .................................................................              675
                                                                                -----------
   Total expenses ........................................................                            749,021
                                                                                                 ------------
   Investment income--net ................................................                          6,545,271
                                                                                                 ------------
Unrealized Loss--Net:
   Change in unrealized appreciation on investments--net .................                         (2,565,903)
                                                                                                 ------------
Net Increase in Net Assets Resulting from Operations .....................                       $  3,979,368
                                                                                                 ============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statements of Changes in Net Assets

                                                                                             For the Year Ended
                                                                                                December 31,
                                                                                     ---------------------------------
                                                                                          2005                2004
                                                                                     -------------       -------------
Increase (Decrease) in Net Assets:
Operations:
   Investment income--net .....................................................      $   6,545,271       $   7,033,048
   Change in unrealized appreciation--net .....................................         (2,565,903)           (528,781)
                                                                                     -------------       -------------
   Net increase in net assets resulting from operations .......................          3,979,368           6,504,267
                                                                                     -------------       -------------
Dividends to Shareholders:
   Dividends to shareholders from investment income--net ......................         (6,532,669)         (7,332,093)
                                                                                     -------------       -------------
Capital Share Transactions:
   Net decrease in net assets resulting from capital share transactions .......         (9,941,375)        (10,298,710)
                                                                                     -------------       -------------
Net Assets:
   Total decrease in net assets ...............................................        (12,494,676)        (11,126,536)
   Beginning of year ..........................................................        145,353,795         156,480,331
                                                                                     -------------       -------------
   End of year* ...............................................................      $ 132,859,119       $ 145,353,795
                                                                                     =============       =============
 * Undistributed investment income--net .......................................      $     109,649                  --
                                                                                     =============       =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                        For the Year Ended December 31,
                                               -------------------------------------------------------------------------------
                                                   2005             2004             2003             2002             2001
                                               -----------      -----------      -----------      -----------      -----------
Per Share Operating Performance:
   Net asset value, beginning of year .....    $     21.02      $     21.13      $     21.66      $     21.01      $     20.78
                                               -----------      -----------      -----------      -----------      -----------
   Investment income--net .................            .98+             .99             1.05             1.19             1.28
   Realized and unrealized gain (loss)--net           (.38)            (.07)            (.55)             .67              .26
                                               -----------      -----------      -----------      -----------      -----------
   Total from investment operations .......            .60              .92              .50             1.86             1.54
                                               -----------      -----------      -----------      -----------      -----------
   Less dividends from investment
     income--net ..........................           (.98)           (1.03)           (1.03)           (1.21)           (1.31)
                                               -----------      -----------      -----------      -----------      -----------
   Net asset value, end of year ...........    $     20.64      $     21.02      $     21.13      $     21.66      $     21.01
                                               ===========      ===========      ===========      ===========      ===========
Total Investment Return:*
   Based on net asset value per share .....           2.96%            4.48%            2.31%            9.12%            7.60%
                                               ===========      ===========      ===========      ===========      ===========
Ratios to Average Net Assets:
   Expenses ...............................            .54%             .63%             .64%             .63%             .58%
                                               ===========      ===========      ===========      ===========      ===========
   Investment income--net .................           4.72%            4.65%            4.82%            5.59%            6.07%
                                               ===========      ===========      ===========      ===========      ===========
Supplemental Data:
   Net assets, end of year (in thousands) .    $   132,859      $   145,354      $   156,480      $   165,801      $   169,119
                                               ===========      ===========      ===========      ===========      ===========
   Portfolio turnover .....................          19.33%           24.02%           42.65%           25.34%               0%
                                               ===========      ===========      ===========      ===========      ===========

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements

1. Significant Accounting Policies:

      The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

      The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of investments--Investments are valued by the Program's pricing agent, FT Interactive Data Corporation (the "Evaluator"). These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities. The Board of Directors has examined the methods used by the Evaluator in estimating the value of portfolio securities and believes that such methods reasonably and fairly approximate the prices at which portfolio securities may be sold and will result in a good faith determination of the fair value of the securities; however, there is no assurance that the portfolio securities can be sold at the prices at which they are valued.

(b) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt securities.

(d) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(e)   Paydown gains and losses are recorded as adjustments to interest income.

(f) Reclassification--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $97,047 has been reclassified between accumulated net realized capital losses and undistributed net investment income as a result of permanent differences attributable to paydown gains/losses. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

      The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., Morgan Stanley DW, Inc. and CitiGroup Global Markets, Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program.

      For such services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

      For the year ended December 31, 2005, the Program reimbursed MLIM $3,147 for certain accounting services.

      Certain officers and/or directors of the Program are officers of MLIM.

3. Investments:

      Purchases and sales (including paydowns) of investments, excluding short-term securities, for the year ended December 31, 2005 were $26,335,740 and $35,586,302, respectively.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (concluded)

4. Capital Share Transactions:

      Transactions in capital shares were as follows:

                                                                                  Dollar
For the Year Ended December 31, 2005                              Shares          Amount
------------------------------------                          ------------     ------------
Shares sold ..............................................           7,375     $    153,270
Shares issued to shareholders in reinvestment of dividends         281,980        5,860,072
                                                              ------------     ------------
Total issued .............................................         289,355        6,013,342
Shares redeemed ..........................................        (766,168)     (15,954,717)
                                                              ------------     ------------
Net decrease .............................................        (476,813)    $ (9,941,375)
                                                              ============     ============

                                                                                  Dollar
For the Year Ended December 31, 2004                              Shares          Amount
------------------------------------                          ------------     ------------
Shares sold ..............................................          58,880     $  1,276,427
Shares issued to shareholders in reinvestment of dividends         315,384        6,615,268
                                                              ------------     ------------
Total issued .............................................         374,264        7,891,695
Shares redeemed ..........................................        (864,438)     (18,190,405)
                                                              ------------     ------------
Net decrease .............................................        (490,174)    $(10,298,710)
                                                              ============     ============

5. Distributions to Shareholders:

      The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

                                                               12/31/2005       12/31/2004
                                                              ------------     ------------
Distributions paid from:
   Ordinary income .......................................    $  6,532,669     $  7,332,093
                                                              ------------     ------------
Total taxable distributions ..............................    $  6,532,669     $  7,332,093
                                                              ============     ============

      As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income--net ........................         $ 109,649
Undistributed long-term capital gains--net ................                --
                                                                    ---------
Total undistributed earnings--net .........................           109,649
Capital loss carryforward .................................          (266,914)*
Unrealized gains--net .....................................           498,144**
                                                                    ---------
Total accumulated earnings--net ...........................         $ 340,879
                                                                    =========

* On December 31, 2005, the Program had a net capital loss carryforward of $266,914, of which $17,760 expires in 2011, $147,522 expires in 2012 and
      $101,632 expires in 2013. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the deferral of post-October capital losses for tax purposes.

The GNMA Fund Investment Accumulation Program, Inc.
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders,
The GNMA Fund Investment Accumulation Program, Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of The GNMA Fund Investment Accumulation Program, Inc. (the "Program") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Program's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Program is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Program's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GNMA Fund Investment Accumulation Program, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 17, 2006

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by GNMA Fund Investment Accumulation Program, Inc. during the year ended December 31, 2005.

--------------------------------------------------------------------------------
Interest-Related Dividends for Non-U.S. Residents                          100%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors

                                                                                                     Number of
                                                                                                     Portfolios       Other Public
                                             Length                                                  in Fund Complex  Directorships
                           Position(s) Held  of Time  Principal Occupation(s)                        Overseen by      Held by
Name, Address & Age        with Program      Served   During Past 5 Years                            Director         Director
-------------------------  ----------------  -------  ---------------------------------------------  ---------------  -------------
Interested Director

ROBERT C. DOLL, JR.* (51)  President         2005 to  President of the MLIM/FAM-advised funds        131 Funds        None
P.O. Box 9011              and               present  since 2005; President of MLIM and FAM          177 Portfolios
Princeton, NJ 08543-9011   Director                   since 2001; Co-Head (Americas Region)
                                                      thereof from 2000 to 2001 and Senior Vice
                                                      President from 1999 to 2001; President
                                                      and Director of Princeton Services, Inc.
                                                      ("Princeton Services") since 2001; President
                                                      of Princeton Administrators, L.P. ("Princeton
                                                      Administrators") since 2001; Chief Investment
                                                      Officer of OppenheimerFunds, Inc. in 1999
                                                      and Executive Vice President thereof from
                                                      1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
      *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or
            FAM acts as investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the
            Program based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Program President,
            Mr. Doll serves at the pleasure of the Board of Directors.

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors (continued)

                                                                                                     Number of
                                                                                                     Portfolios       Other Public
                                             Length                                                  in Fund Complex  Directorships
                           Position(s) Held  of Time  Principal Occupation(s)                        Overseen by      Held by
Name, Address & Age        with Program      Served   During Past 5 Years                            Director         Director
-------------------------  ----------------  -------  ---------------------------------------------  ---------------  -------------
Independent Directors*

DAVID O. BEIM** (65)       Director          1999 to  Professor of Finance and Economics at the      20 Funds         None
P.O. Box 9095                                present  Columbia University Graduate School of         26 Portfolios
Princeton, NJ 08543-9095                              Business since 1991; Chairman of Outward
                                                      Bound U.S.A. from 1997 to 2001; Chairman of
                                                      Wave Hill, Inc. since 1990; Trustee of
                                                      Phillips Exeter Academy from 2002 to present.

JAMES T. FLYNN (66)        Director          1999 to  Chief Financial Officer of JPMorgan & Co.,     20 Funds         None
P.O. Box 9095                                present  Inc. from 1990 to 1995 and an employee of      26 Portfolios
Princeton, NJ 08543-9095                              JPMorgan in various capacities from 1967
                                                      to 1995.

W. CARL KESTER (54)        Director          1999 to  Mizuho Financial Group, Professor of Finance,  21 Funds         None
P.O. Box 9095                                present  Harvard Business School, Unit Head, Finance    27 Portfolios
Princeton, NJ 08543-9095                              since 2005; Senior Associate Dean and
                                                      Chairman of the MBA Program of Harvard
                                                      Business School, 1999 to 2005; Member of the
                                                      faculty of Harvard Business School since
                                                      1981; Independent Consultant since 1978.

KAREN P. ROBARDS*** (55)   Director          1999 to  President of Robards & Company, a financial    20 Funds         AtriCure, Inc.
P.O. Box 9095                                present  advisory firm since 1987; formerly an invest-  26 Portfolios    (medical
Princeton, NJ 08543-9095                              ment banker with Morgan Stanley for more                        devices)
                                                      than ten years; Director of Enable Medical
                                                      Corp. from 1996 to 2005; Director of
                                                      AtriCure, Inc. since 2000; Director of the
                                                      Cooke Center for Learning and Development,
                                                      a not-for-profit organization, since 1987.
------------------------------------------------------------------------------------------------------------------------------------
      *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
      **    Chairman of the Audit Committee.
      ***   Chair of the Board.

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors (concluded)

                           Position(s) Held  Length of Time
Name, Address & Age        with Program      Served            Principal Occupation(s) During Past 5 Years
-------------------------  ----------------  ---------------   --------------------------------------------------------------------
Officers*

DONALD C. BURKE (45)       Vice President    1993 to present   First Vice President of MLIM and FAM since 1997 and Treasurer
P.O. Box 9011              and Treasurer     and 1999 to       thereof since 1999; Senior Vice President and Treasurer of Princeton
Princeton, NJ 08543-9011                     present           Services since 1999 and Director since 2004; Vice President of FAM
                                                               Distributors, Inc. ("FAMD") since 1999 and Director since 2004; Vice
                                                               President of MLIM and FAM from 1990 to 1997; Director of Taxation of
                                                               MLIM from 1990 to 2001; Vice President, Treasurer and Secretary of
                                                               the IQ Funds since 2004.

TERESA L. GIACINO (43)     Vice President    2005 to present   Vice President (Global Fixed Income) of MLIM since 1992.
P.O. Box 9011
Princeton, NJ 08543-9011

FRANK VIOLA (41)           Vice President    2002 to present   Managing Director (Global Fixed Income) of MLIM since 2002; Head of
P.O. Box 9011                                                  the Global Fixed Income Structured Asset Team since 2002; Director
Princeton, NJ 08543-9011                                       of MLIM from 2000 to 2001; Vice President of MLIM from 1997 to 2000.

JEFFREY HILLER (54)        Chief             2004 to present   Chief Compliance Officer of the MLIM/FAM-advised funds and First
P.O. Box 9011              Compliance                          Vice President and Chief Compliance Officer of MLIM (Americas
Princeton, NJ 08543-9011   Officer                             Region) since 2004; Chief Compliance Officer of the IQ Funds since
                                                               2004; Global Director of Compliance at Morgan Stanley Investment
                                                               Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset Management from 2000 to 2002; Chief
                                                               Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                               Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the Commission's Division of Enforcement in Washington, D.C. from
                                                               1990 to 1995.

ALICE A. PELLEGRINO (45)   Secretary         2004 to present   Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM
P.O. Box 9011                                                  from 1999 to 2002; Attorney associated with MLIM since 1997;
Princeton, NJ 08543-9011                                       Secretary of MLIM, FAM, FAMD and Princeton Services since 2004.
------------------------------------------------------------------------------------------------------------------------------------
      *     Officers of the Program serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Further information about the Program's Directors is available in the Program's Statement of Additional Information, which can be obtained without charge by calling 1-800-637-3863.
------------------------------------------------------------------------------------------------------------------------------------

Custodian and Transfer Agent

The Bank of New York
P.O. Box 974
Wall Street Station
New York, NY 10286-0974

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Program unless preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Program uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Program voted proxies relating to securities held in the Program's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

GNMA-12/05

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

         The registrant's board of directors has determined that David O. Beim,
         W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

         Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 13 years.

         Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

         Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $27,000
                                  Fiscal Year Ending December 31, 2004 - $25,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $5,700
                                  Fiscal Year Ending December 31, 2004 - $5,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: February 21, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: February 21, 2006